Share-Based Payments (Details) - $ / shares		9 Months Ended	12 Months Ended
		Sep. 30, 2022	Dec. 31, 2021
Share based payments:
Rsu Beginning Balance		42,896
Weighted average Grant date fair value per share, Rsu Beginning Balance		$ 12.24
Rsu Granted		59,441	57,896
Weighted average Grant date fair value per share, Rsu Granted		$ 8.51	$ 12.24
Rsu Vested	[1]	(5,853)	(15,000)
Weighted average Grant date fair value per share, Rsu Vested	[1]		$ 12.24
Rsu Forfeited
Weighted average Grant date fair value per share, Rsu Forfeited
Rsu Endning Balance		96,484	42,896
Weighted average Grant date fair value per share, Rsu Ending Balance		$ 11.43	$ 12.24

[1]	No ordinary shares were issued in connection with the RSUs that vested during the nine month period ended September 30, 2022 and the year ended December 31, 2021.